RELATED PARTIES (Details Textual) (USD $)	12 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2013	Dec. 09, 2014	May 27, 2014	Sep. 08, 2014	Aug. 28, 2014	Sep. 10, 2014	Nov. 19, 2012	Mar. 04, 2014	Dec. 30, 2014	Oct. 14, 2014
Related Party Transaction [Line Items]
Amortization of Debt Discount (Premium)	$ 144,712	$ 9,096
Debt Instrument, Convertible, Conversion Price		$ 1.50
Common Stock, Shares, Issued	27,308,357	26,722,012
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of Warrants to Purchase Common Stock			4,546
Debt Instrument, Convertible, Conversion Price			$ 0.75
Debt Instrument, Interest Rate, Stated Percentage			9.50%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Other Board of Directors [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount											10,000
Debt Instrument, Interest Rate, Stated Percentage											9.50%
President and Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			75,000
Issuance of Warrants to Purchase Common Stock			6,818
Debt Instrument, Convertible, Conversion Price			$ 1.50
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.65
Mr. Alex Kuo [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					38,000
Issuance of Warrants to Purchase Common Stock				2,303	3,455
Amortization of Debt Discount (Premium)					1,462
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.75	$ 1.65
Mr. Alex Kuo [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of Warrants to Purchase Common Stock						10,000
Mr. Gregory Omi [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							200,000
Issuance of Warrants to Purchase Common Stock							20,000
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Mr. Kuo's wife [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						9.50%
Mr. Kuo's wife [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						100,000
Mr. Joe Farnsworth [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount												35,000
Debt Instrument, Interest Rate, Stated Percentage												9.50%
Mr. Gillen [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				100,000
Issuance of Warrants to Purchase Common Stock				25,000
Warrants Exercise Price 1				$ 1.00
Debt Instrument, Interest Rate, Stated Percentage				9.50%
Common Stock, Shares, Issued				10,000
Shares Issued, Price Per Share				$ 0.77
Mr. Alex Kuo's wife [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								30,000
Issuance of Warrants to Purchase Common Stock								3,000
Debt Instrument, Interest Rate, Stated Percentage								9.50%
Debt Agreement 1 [Member]
Related Party Transaction [Line Items]
Warrants Exercise Price 1									$ 1.10
Debt Instrument, Convertible, Conversion Price									$ 1.10
Debt Instrument, Periodic Payment, Interest									5,000
Debt Agreement 1 [Member] | Other Board of Directors [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									100,000
Debt Instrument, Interest Rate at Period End									10.00%
Issuance of Warrants to Purchase Common Stock									10,000
Debt Agreement 2 [Member] | President and Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount										$ 50,000
Debt Instrument, Interest Rate at Period End										9.50%
Issuance of Warrants to Purchase Common Stock										3,030
Debt Instrument, Convertible, Conversion Price										$ 1.50
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.75